Consulting Shares - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 06, 2015
Related Party Transaction [Line Items]
Common stock, shares issued	29,429,522	29,279,522	11,828,974
Common stock par value of issued shares	$ 0.001	$ 0.001	$ 0.001
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Common stock, shares issued				150,000
Common stock par value of issued shares				$ 0.01
Agreement termination notice period	180 days
Termination agreement percentage of shares returned	40.00%
Shares subject to forfeiture	60,000
Estimated fair value of non-cancellable shares, Shares	90,000
Estimated fair value of non-cancellable shares, Value	$ 284,400
Estimated fair value cancellable shares, Shares	60,000
Estimated fair value of cancellable shares, Value	192,000
Estimated fair value of consulting shares	476,400
General and administrative expense recognized in consulting shares	311,067
Percentage of consulting shares recognizable as general and administrative expense	60.00%
Percentage of consulting shares recognizable as general and administrative expense offsetting credit to equity	40.00%
Consulting Agreement [Member] | Non Cancellable Shares [Member]
Related Party Transaction [Line Items]
Share price	$ 3.16
General and administrative expense recognized in consulting shares	284,400
Consulting Agreement [Member] | Cancellable Shares [Member]
Related Party Transaction [Line Items]
Share price	$ 3.20
General and administrative expense recognized in consulting shares	$ 26,667